Document and Entity Information	3 Months Ended
Mar. 31, 2023
Document and Entity Information [Abstract]
Document Type	F-4/A
Amendment Description	Amendment No. 1
Amendment Flag	true
Entity Registrant Name	TH International Limited
Entity Emerging Growth Company	true
Entity Central Index Key	0001877333
Entity Ex Transition Period	false